PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning balance	$ 593	$ 593	$ 587
Additions	3	0	6
Disposals	0	0	0
Ending balance	596	593	593
Accumulated depreciation, beginning balance	583	571	559
Accumulated depreciation, depreciation for the year	11	12	12
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	594	583	571
Carrying value of property and equipment	2	10	22
Office equipment [member]
Statement [Line Items]
Beginning balance	116	116	113
Additions	0	0	3
Disposals	0	0	0
Ending balance	116	116	116
Accumulated depreciation, beginning balance	112	105	100
Accumulated depreciation, depreciation for the year	4	7	5
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	116	112	105
Carrying value of property and equipment	0	4	11
Laboratory Equipment [Member]
Statement [Line Items]
Beginning balance	418	418	418
Additions	0	0	0
Disposals	0	0	0
Ending balance	418	418	418
Accumulated depreciation, beginning balance	418	418	418
Accumulated depreciation, depreciation for the year	0	0	0
Accumulated depreciation, ending balance	418	418	418
Carrying value of property and equipment	0	0	0
Accumulated depreciation, Disposals for the year	0	0	0
Computer equipment [member]
Statement [Line Items]
Beginning balance	59	59	56
Additions	3	0	3
Disposals	0	0	0
Ending balance	62	59	59
Accumulated depreciation, beginning balance	53	48	41
Accumulated depreciation, depreciation for the year	7	5	7
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	60	53	48
Carrying value of property and equipment	$ 2	$ 6	$ 11